UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04888

Dreyfus Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Ultra Short Income Fund

SEMIANNUAL REPORT May 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Ultra Short Income Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Ultra Short Income Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

June 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Patricia A. Larkin, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, Dreyfus Ultra Short Income Fund’s Class D shares produced a total return of -0.50%, Institutional shares returned -0.35%, and Class Z shares returned -0.45%.1 In comparison, the fund’s benchmark, the BofA/Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”) provided a total return of 0.14%.2 The fund’s former benchmark, the BofA/Merrill Lynch 1-Year U.S. Treasury Note Index, achieved a total return of 0.42% for the same period.3

Short-term fixed-income securities encountered heightened volatility during the reporting period in response to global economic developments and expectations of rising short-term U.S. interest rates. The fund lagged its benchmark, mainly due to its exposure to corporate bonds.

Effective April 1, 2016, the fund's name changed from Dreyfus Short Duration Bond Fund to Dreyfus Ultra Short Income Fund; the fund changed its investment objective, investment approach, and performance benchmark; and Patricia A. Larkin became the fund's primary portfolio manager. Also effective April 1, 2016, the fund's Class I shares were converted to Class Y shares and the Class Y shares were renamed Institutional shares.

The Fund’s Investment Approach

Effective April 1, 2016, the fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests in a broad range of U.S. dollar-denominated debt securities, including money market instruments. The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time, but the fund is not a money market fund and is not subject to the maturity, quality, liquidity, and diversification requirements applicable to money market funds.

Under normal circumstances, the fund expects to maintain a dollar-weighted average portfolio maturity of 120 days or less and only buys individual securities with remaining maturities of 18 months or less. The fund only invests in securities that, at the time of purchase, are rated investment grade or in the top three short-term rating categories by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, determined to be of comparable quality by The Dreyfus Corporation. The fund concentrates its investments in the financial services industry.

Higher-Quality Bonds Outperformed Riskier Assets

Short-term bonds proved volatile early in the reporting period amid concerns that the Federal Reserve Board’s (the “Fed”) December 2015 rate hike might be the first in a series of increases during 2016 and beyond. Concerns about global economic conditions also contributed to heightened market turbulence when a slowdown in China and plummeting commodity prices triggered a flight to traditional safe havens, hurting riskier corporate bonds. Conversely, intensifying demand for high-quality U.S. investments put downward pressure on yields of U.S. Treasury securities.

The bond market’s trajectory changed dramatically in mid-February, when comments from the Fed suggested that U.S. policymakers would delay additional rate hikes. In addition, commodity prices began to rebound, and China and the European Central Bank announced new stimulus measures. Investors regained confidence, and riskier corporate bonds began to recover from previous weakness.

In contrast, money market instruments remained relatively stable throughout the reporting period, with yields anchored by a low federal funds rate and robust demand for U.S. Treasury securities.

DISCUSSION OF FUND PERFORMANCE (continued)

Corporate Bond Exposure Undermined Fund Results

From December 1, 2015 through March 31, 2016, the fund’s performance compared to its benchmark was hampered by significant exposure to short-term corporate-backed bonds, including those rated below investment grade. These securities, which were not represented in the fund’s benchmark at the time, were hard hit by declining investor sentiment and rising default rates in the volatile energy sector. While commercial mortgage-backed securities held up relatively well during the market downturn early in the reporting period, they later trailed broad market averages when investor sentiment improved. The fund achieved better relative results at the time from its positions in taxable municipal bonds, asset-backed securities, and Treasury Inflation Protected Securities.

After April 1, 2016, the fund’s portfolio was reconfigured to reflect its new investment objective and approach. A focus on money market instruments and other investment-grade debt obligations with maturities of 18 months or less, and a weighted average maturity of 120 days or less, helped achieve a more stable net asset value, a positive total return, and a higher yield than was available from most money market funds.

Gradual and Modest Rate Hikes Expected

Monetary policymakers have refrained from implementing a second rate hike so far in 2016 as the Fed “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect at least one additional rate hike this year, any increases are likely to be modest and gradual.

With short-term interest rates likely to remain low, we believe that the fund’s new approach to generating more competitive yields than are available from money market funds will prove effective. We intend to maintain our focus on investment-grade debt instruments from well-established issuers with sound quality and liquidity characteristics.

June 15, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through April 1, 2017, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: FactSet — BofA/Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of the last three-month Treasury bill month-end rates. Returns are calculated on a monthly basis only. Investors cannot invest directly in any index.

3 SOURCE: Lipper Inc. — BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index tracking U.S. government securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Ultra Short Income Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$2.99	$1.45	$2.24
Ending value (after expenses)	$995.00	$996.50	$995.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$3.03	$1.47	$2.28
Ending value (after expenses)	$1,022.00	$1,023.55	$1,022.75

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class D, .29% for Institutional shares and .45% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Negotiable Bank Certificates of Deposit - 30.6%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
1.15%, 6/20/16	5,000,000	[a]	4,996,575
Bank of Nova Scotia (Yankee)
0.91%, 12/22/16	3,000,000		2,999,128
Credit Agricole CIB (Yankee)
0.80%, 6/6/16	5,000,000	[a]	5,001,939
Mizuho Bank Ltd/NY (Yankee)
0.62%, 7/25/16	5,000,000	[b]	5,001,028
Norinchukin Bank/NY (Yankee)
0.61%, 7/26/16	5,000,000		5,000,961
Societe Generale (Yankee)
0.92%, 10/7/16	5,000,000	[b]	5,004,183
Sumitomo Mitsui Trust Bank (Yankee)
0.63%, 7/22/16	5,000,000	[b]	5,000,928
Wells Fargo Bank, NA
1.18%, 5/5/17	5,000,000		5,000,987
Total Negotiable Bank Certificates of Deposit (cost $38,000,000)			38,005,729
Commercial Paper - 36.2%

ANZ International Ltd.
0.92%, 6/20/16	5,000,000	[a,b]	5,001,865
Caisse Centrale Desjardins
0.60%, 7/11/16	5,000,000	[b]	4,997,609
Credit Suisse New York
0.75% - 0.94%, 8/11/16 - 10/5/16	30,000,000		29,955,086
Westpac Securities NZ Ltd.
0.93%, 6/20/16	5,000,000	[a,b]	5,002,140
Total Commercial Paper (cost $44,943,237)			44,956,700
Time Deposits - 19.4%

Canadian Imperial Bank of Commerce (Grand Cayman)
0.29%, 6/1/16	6,000,000		6,000,000
Natixis New York (Grand Cayman)
0.29%, 6/1/16	6,000,000		6,000,000
Royal Bank of Canada (Toronto)
0.28%, 6/1/16	6,000,000		6,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.28%, 6/1/16	6,000,000		6,000,000
Total Time Deposits (cost $24,000,000)			24,000,000

Other Investment - 13.8%	Shares		Value ($)

Dreyfus Institutional Preferred Plus Money Market Fund

(cost $17,090,296)	17,090,296	[c]	17,090,296
Total Investments (cost $124,033,533)	100.0%		124,052,725
Liabilities, Less Cash and Receivables	.0%		(17,456)
Net Assets	100.0%		124,035,269

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities amounted to $30,007,753 or 24.19% of net assets.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Banking	86.2
Money Market Investment	13.8
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	106,943,237	106,962,429
Affiliated issuers	17,090,296	17,090,296
Cash		4,350
Dividends and interest receivable		34,986
Receivable for shares of Beneficial Interest subscribed		30,079
Due from The Dreyfus Corporation and affiliates—Note 3(c)		508
Prepaid expenses		40,980
		124,163,628
Liabilities ($):
Payable for shares of Beneficial Interest redeemed		52,508
Accrued expenses		75,851
		128,359
Net Assets ($)		124,035,269
Composition of Net Assets ($):
Paid-in capital		132,137,054
Accumulated undistributed investment income—net		4,367
Accumulated net realized gain (loss) on investments		(8,125,344)
Accumulated net unrealized appreciation (depreciation) on investments		19,192
Net Assets ($)		124,035,269

Net Asset Value Per Share	Class D	Institutional Shares	Class Z
Net Assets ($)	13,625,769	29,294,612	81,114,888
Shares Outstanding	1,353,353	2,911,466	8,053,562
Net Asset Value Per Share ($)	10.07	10.06	10.07

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Income:
Interest	576,480
Dividends from affiliated issuers	89,004
Income from securities lending—Note 1(c)	3,108
Total Income	668,592
Expenses:
Management fee—Note 3(a)	164,139
Professional fees	136,016
Shareholder servicing costs—Note 3(c)	98,308
Trustees’ fees and expenses—Note 3(d)	61,899
Registration fees	30,655
Distribution fees—Note 3(b)	18,130
Prospectus and shareholders’ reports	10,246
Custodian fees—Note 3(c)	8,199
Loan commitment fees—Note 2	1,081
Miscellaneous	19,417
Total Expenses	548,090
Less—reduction in expenses due to undertaking—Note 3(a)	(263,381)
Less—reduction in fees due to earnings credits—Note 3(c)	(638)
Net Expenses	284,071
Investment Income—Net	384,521
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,299,372)
Net realized gain (loss) on financial futures	(268,900)
Net Realized Gain (Loss)	(1,568,272)
Net unrealized appreciation (depreciation) on investments	552,711
Net unrealized appreciation (depreciation) on financial futures	33,678
Net Unrealized Appreciation (Depreciation)	586,389
Net Realized and Unrealized Gain (Loss) on Investments	(981,883)
Net (Decrease) in Net Assets Resulting from Operations	(597,362)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)[a]	Year Ended November 30, 2015
Operations ($):
Investment income—net	384,521	1,722,436
Net realized gain (loss) on investments	(1,568,272)	(1,618,469)
Net unrealized appreciation (depreciation) on investments	586,389	(763,440)
Net Increase (Decrease) in Net Assets Resulting from Operations	(597,362)	(659,473)
Dividends to Shareholders from ($):
Investment income—net:
Class D	(72,471)	(474,010)
Institutional Shares	(130,254)	(462,019)
Class Z	(480,879)	(2,022,132)
Class I	(61,468)	(208,223)
Total Dividends	(745,072)	(3,166,384)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class D	767,479	5,130,125
Institutional Shares	10,870,353	4,512,407
Class Z	7,255,636	10,963,864
Class I	67,264	2,912,603
Dividends reinvested:
Class D	70,596	410,910
Institutional Shares	130,146	461,364
Class Z	447,749	1,875,730
Class I	49,981	207,975
Cost of shares redeemed:
Class D	(3,317,742)	(17,196,362)
Institutional Shares	(1,494,568)	(3,966,431)
Class Z	(16,938,525)	(23,790,423)
Class I	(11,050,378)	(270,605)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(13,142,009)	(18,748,843)
Total Increase (Decrease) in Net Assets	(14,484,443)	(22,574,700)
Net Assets ($):
Beginning of Period	138,519,712	161,094,412
End of Period	124,035,269	138,519,712
Undistributed investment income—net	4,367	364,918

	Six Months Ended May 31, 2016 (Unaudited)[a]	Year Ended November 30, 2015
Capital Share Transactions (Shares):
Class D
Shares sold	76,176	496,895
Shares issued for dividends reinvested	7,002	39,905
Shares redeemed	(328,823)	(1,672,763)
Net Increase (Decrease) in Shares Outstanding	(245,645)	(1,135,963)
Institutional Shares
Shares sold	1,080,512	436,111
Shares issued for dividends reinvested	12,919	44,862
Shares redeemed	(148,297)	(384,395)
Net Increase (Decrease) in Shares Outstanding	945,134	96,578
Class Z
Shares sold	721,201	1,064,746
Shares issued for dividends reinvested	44,415	182,345
Shares redeemed	(1,681,099)	(2,304,006)
Net Increase (Decrease) in Shares Outstanding	(915,483)	(1,056,915)
Class I
Shares sold	6,668	283,964
Shares issued for dividends reinvested	4,950	20,208
Shares redeemed	(1,096,119)	(26,427)
Net Increase (Decrease) in Shares Outstanding	(1,084,501)	277,745

[a] On April 1, 2016, Class I shares were converted to Class Y shares and Class Y shares were redesignated as Institutional shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended May 31, 2016	Year Ended November 30,
Class D Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.17	10.43	10.50	10.50
Investment Operations:
Investment income—net[b]	.02	.11	.08	.00[c]
Net realized and unrealized gain (loss) on investments	(.07)	(.16)	.01[d]	.00[c]
Total from Investment Operations	(.05)	(.05)	.09	.00[c]
Distributions:
Dividends from investment income—net	(.05)	(.21)	(.16)	(.00)[c]
Net asset value, end of period	10.07	10.17	10.43	10.50
Total Return (%)	(.50)[e]	(.52)	.85	.03[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[f]	.72	.71	.79[f]
Ratio of net expenses to average net assets	.60[f]	.60	.60	.60[f]
Ratio of net investment income to average net assets	.49[f]	1.02	.76	.05[f]
Portfolio Turnover Rate	51.72[e]	59.09	146.64	186.54
Net Assets, end of period ($ x 1,000)	13,626	16,261	28,532	4,274

a From November 15, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Annualized.

See notes to financial statements.

	Six Months Ended May 31, 2016	Year Ended November 30,
Institutional Shares	(Unaudited)[a]	2015	2014	2013[b]
Per Share Data ($):
Net asset value, beginning of period	10.16	10.43	10.50	10.50
Investment Operations:
Investment income—net[c]	.03	.13	.11	.00[d]
Net realized and unrealized gain (loss) on investments	(.07)	(.17)	.01[e]	.00[d]
Total from investment Operations	(.04)	(.04)	.12	.00[d]
Distributions:
Dividends from investment income—net	(.06)	(.23)	(.19)	(.00)[d]
Net asset value, end of period	10.06	10.16	10.43	10.50
Total Return (%)	(.35)[f]	(.37)	1.10	.03[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[g]	.45	.44	.40[g]
Ratio of net expenses to average net assets	.29[g]	.35	.35	.35[g]
Ratio of net investment income to average net assets	.63[g]	1.28	1.01	.30[g]
Portfolio Turnover Rate	51.72[f]	59.09	146.64	186.54
Net Assets, end of period ($ x 1,000)	29,295	19,987	19,499	10

a Effective April 1, 2016, Class I shares were converted to Class Y shares and Class Y shares were redesignated as Institutional shares.

b From November 15, 2013 (commencement of initial offering) to November 30, 2013.

c Based on average shares outstanding.

d Amount represents less than $.01 per share.

e In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

f Not annualized.

g Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2016	Year Ended November 30,
Class Z Shares	(Unaudited)	2015	2014	2013[a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	10.17	10.44	10.50	10.61	10.73	10.80
Investment Operations:
Investment income (loss)—net[b]	.03	.12	.10	.00[c]	(.00)[c]	.04
Net realized and unrealized gain (loss) on investments	(.08)	(.17)	.01[d]	(.05)	.00[c]	.02
Total from Investment Operations	(.05)	(.05)	.11	(.05)	.00[c]	.06
Distributions:
Dividends from investment income—net	(.05)	(.22)	(.17)	(.05)	(.07)	(.08)
Dividends from net realized gain on investments	—	—	—	(.01)	(.05)	(.05)
Total Distributions	(.05)	(.22)	(.17)	(.06)	(.12)	(.13)
Net asset value, end of period	10.07	10.17	10.44	10.50	10.61	10.73
Total Return (%)	(.45)[e]	(.38)	.99	(.43)	.00[f]	.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[g]	.65	.63	.91	.83	.81
Ratio of net expenses to average net assets	.45[g]	.47	.44	.64	.80	.81
Ratio of net investment income (loss) to average net assets	.56[g]	1.16	.92	.00[f]	(.03)	.42
Portfolio Turnover Rate	51.72[e]	59.09	146.64	186.54	167.77	147.33
Net Assets, end of period ($ x 1,000)	81,115	91,230	104,636	110,686	137,897	165,713

a The fund commenced offering four classes of shares on November 15, 2013. The existing shares were redesignated as Class Z shares.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Amount represents less than .01%.

g Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Ultra Short Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Trustees (the “Board”) approved, effective April 1, 2016, a change in the fund’s name from “Dreyfus Short Duration Bond Fund” to “Dreyfus Ultra Short Income Fund.” The fund’s Class I shares were converted to Class Y shares and, following the conversion, Class Y shares were redesignated as Institutional shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class D, Institutional shares and Class Z. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Institutional shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), and financial futures are valued each business day by an independent pricing service (the “Service”) approved by the Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Negotiable Bank Certificates of Deposit†	-	38,005,729	-	38,005,729
Commercial Paper†	-	44,956,700	-	44,956,700
Time Deposits†	-	24,000,000	-	24,000,000
Mutual Funds	17,090,296	-	-	17,090,296

† See Statement of Investments for additional detailed categorizations.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2016, The Bank of New York Mellon earned $946 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2016 were as follows:

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 5/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	1,795,242	186,358,597	171,063,543	17,090,296	13.8
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	1,652,500	56,748	1,709,248	-	-
Total	3,447,742	186,415,345	172,772,791	17,090,296	13.8

Certain affiliated investment companies may also invest in the fund. At May 31, 2016, Dreyfus Moderate Allocation Fund, an affiliate of the fund, held 974,952 Institutional shares.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $4,916,633 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2015. If not applied, $492,019 of the carryover expires in fiscal year 2018. The fund has $2,168,142 of post-enactment short-term capital losses and $2,256,472 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was as follows: ordinary income $3,166,384. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2016, there was no reduction in expenses pursuant to the Agreement.

The Dreyfus Corporation has contractually agreed to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund’s average daily net assets until April 1, 2018.

Dreyfus had contractually agreed, from December 1, 2015 through March 31, 2016, to waive receipt of its fees and/assume the direct expenses of the fund, so that the expenses of Class D, Class I, Class Y and Class Z shares (excluding, Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .35% of the respective class’ shares average daily net assets. The Dreyfus Corporation has contractually agreed, from April 1, 2016 through April 1, 2017, to waive receipt of its fees and/or assume the direct expenses attributable to Class D and Class Z shares of the fund so that the total annual fund operating expenses of Class D and Class Z shares (excluding certain expenses as described above) do not exceed .35% of the value of Class D and Class Z shares average daily net assets. The Dreyfus Corporation has

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

also contractually agreed, from April 1, 2016 through April 1, 2018, to waive receipt of its fees and/or assume the direct expenses attributable to Institutional shares of the fund so that the total annual fund operating expenses of Institutional shares (excluding, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .20% of the value of Institutional shares average daily net assets. The reduction in expenses, pursuant to the undertakings, amounted to $263,381 during the period ended May 31, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of its average daily net assets. During the period ended May 31, 2016, Class D shares were charged $18,130 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2016, Class Z shares were charged $42,657 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $26,835 for transfer agency services and $1,405 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $638.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $8,199 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2016, the fund was charged $973 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $26,530, Distribution Plan fees $2,898, Shareholder Services Plan fees $22,880, custodian fees $5,999, Chief Compliance Officer fees $4,010 and transfer agency fees $6,920, which are offset against an expense reimbursement currently in effect in the amount of $69,745.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended May 31, 2016, amounted to $54,352,776 and $188,851,437, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At May 31, 2016, there were no financial futures outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2016:

Average Market Value ($)
Interest rate financial futures	14,245,883

At May 31, 2016, accumulated net unrealized appreciation on investments was $19,192, consisting of $23,489 gross unrealized appreciation and $4,297 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

A special meeting of the fund’s shareholders was held on March 10, 2016. The proposals considered at the meeting and the results were as follows:

	Shares
	For	Against	Abstain

To approve changing the fund’s investment objective.	7,079,007	581,474	298,681
To approve changing the fund’s investment policy regarding industry concentration.	7,046,420	525,697	397,045

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 26, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Dreyfus representatives noted that, effective April 1, 2016, the fund changed its investment objective and investment approach and the fund’s name changed from Dreyfus Short Duration Bond Fund to Dreyfus Ultra Short Income Fund.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds

(the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s performance was above the Performance Universe median. The Board also noted that the fund’s yield performance was at or below the Performance Group median for eight of the ten one-year periods ended February 28th or 29th and above the Performance Universe median for five of the ten one-year periods. The Board noted the relatively small size of the Performance Group, consisting of three to five funds (including the fund) in most periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was the lowest in the Expense Group, the fund’s actual management fee was the lowest in the Expense Group and Expense Universe and the fund’s total expenses were below the Expense Group median and at the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund’s average daily net assets until April 1, 2018. In addition, Dreyfus has contractually agreed until April 1, 2018 to waive receipt of its fees and/or assume the direct expenses attributable to Institutional shares of the fund so that the total annual fund operating expenses of Institutional do not exceed .20%, and, until April 1, 2017, to waive receipt of its fees and/or assume the direct expenses attributable to

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Class D and Class Z shares of the fund so that the total annual fund operating expenses of Class D and Class Z do not exceed .35%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangements and their effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board noted the recent change in the fund’s investment objective and investment approach and Dreyfus’ efforts to improve fund performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus Ultra Short Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class D: DSDDX Institutional: DSYDX Class Z: DSIGX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0542SA0516

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Ultra Short Income Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)